6. SHARE CAPITAL (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Share Capital Transaction 1
Shares, Issued	7,670,370	22,000,000	5,000,000
Sale of Stock, Price Per Share	$ 0.135	$ 0.05	$ 0.05
Stock Issued	$ 1,035,500	$ 1,100,000	$ 250,000
Share Capital Transaction 2
Shares, Issued	13,881,130		10,203,333
Sale of Stock, Price Per Share	$ 0.155		$ 0.06
Stock Issued	$ 2,151,575		$ 612,200
Finder's fee paid		$ 50,100
Finder's Warrants issued		1,002,000
Share Capital Transaction 3
Shares, Issued		125,000
Sale of Stock, Price Per Share		$ 0.09
Stock Issued		$ 11,250
Finder's fee paid	$ 199,868		$ 50,760
Finder's Warrants issued	1,339,036		887,250
Share Capital Transaction 4
Shares, Issued	10,510,333	500,000	125,000
Sale of Stock, Price Per Share	$ 0.12	$ 0.085	$ 0.065
Stock Issued	$ 1,261,240	$ 42,500	$ 8,125
Share Capital Transaction 5
Shares, Issued		500,000	13,820,000
Sale of Stock, Price Per Share		$ 0.13	$ 0.05
Stock Issued		$ 65,000	$ 691,000
Finder's fee paid	$ 79,870
Finder's Warrants issued	665,583
Share Capital Transaction 6
Shares, Issued	150,000	200,000	6,908,333
Sale of Stock, Price Per Share	$ 0.11	$ 0.13	$ 0.06
Stock Issued	$ 16,500	$ 26,000	$ 414,500
Share Capital Transaction 7
Shares, Issued	200,000
Sale of Stock, Price Per Share	$ 0.065
Stock Issued	$ 13,000	$ 388,151
Finder's fee paid			$ 55,050
Finder's Warrants issued			1,007,125
Share Capital Transaction 8
Shares, Issued			1,136,363
Sale of Stock, Price Per Share			$ 0.066
Stock Issued	$ 626,805		$ 75,000
Share Capital Transaction 9
Shares, Issued			100,000
Sale of Stock, Price Per Share			$ 0.065
Stock Issued			$ 6,500